Law Department
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, Indiana 46802

Mary Jo Ardington
Associate General Counsel
Phone: 260-455-3917
MaryJo. Ardington@LFG.com

VIA EDGAR

October 15, 2012

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       Initial Registration Statement
on Form N-4 for Lincoln National Variable Annuity Account C
The Lincoln National Life Insurance Company
Lincoln Secured Retirement IncomeSM Variable Annuity Version 4
File No. 811-03214

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln National Variable Annuity Account C (“the Account”), transmitted herewith for filing an initial Registration Statement on Form N-4 (“the Registration Statement”) under the Securities Act of 1933, as amended for certain variable annuity contracts that the company proposes to issue through the Account.

A paper copy format of this filing will be provided to the Staff of the Office of Insurance Products, Division of Investment Management.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

Mary Jo Ardington
Associate General Counsel